Significant Accounting Policies - Long-lived assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-lived assets
Amortization of intangible assets	$ 9,110,000	$ 4,560,000	$ 1,908,000
Depreciation expenses	32,122,000	28,642,000	26,560,000
Impairment charges of intangible assets	$ 12,700,000	$ 0	$ 3,500,000
Office building
Long-lived assets
Estimated useful lives of assets	45 years
Office building related facilities
Long-lived assets
Estimated useful lives of assets	20 years
Furniture and fixtures
Long-lived assets
Estimated useful lives of assets	5 years
Land use rights
Long-lived assets
Estimated useful lives of intangible assets	50 years
Amortization of intangible assets	$ 2,400,000
Minimum
Long-lived assets
Estimated useful lives of intangible assets	1 year
Minimum | Computers and equipment
Long-lived assets
Estimated useful lives of assets	3 years
Maximum
Long-lived assets
Estimated useful lives of intangible assets	10 years
Maximum | Computers and equipment
Long-lived assets
Estimated useful lives of assets	4 years